UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22909

OUTLOOK FUNDS TRUST
Three Canal Plaza
Portland, Maine 04101
(207) 347-2000

Zachary Tackett
Atlantic Fund Services
Three Canal Plaza
Portland, Maine 04101

Date of fiscal year end: December 31

Date of reporting period: July 1, 2015 – September 30, 2015

Item 1: Schedule of Investments.

3D PRINTING, ROBOTICS AND TECHNOLOGY FUND SCHEDULE OF INVESTMENTS (Unaudited) SEPTEMBER 30, 2015

Shares	Security Description	Value
Common Stock - 91.4%
Basic Materials - 0.4%
20,000	Graphene 3D Lab, Inc. (a)	$9,442
Consumer Discretionary - 1.2%
1,100	Honda Motor Co., Ltd., ADR	32,890
Consumer Staples - 2.7%
4,000	ConforMIS, Inc. (a)	72,240
Healthcare - 11.3%
2,000	Align Technology, Inc. (a)	113,520
600	Medtronic PLC	40,164
39,000	Organovo Holdings, Inc. (a)	104,520
1,300	Smith & Nephew PLC, ADR	45,500
		303,704
Industrials - 17.6%
275	3M Co.	38,987
2,400	DMG Mori Seiki Co., Ltd.	30,229
4,750	General Electric Co.	119,795
1,900	Groupe Gorge	48,427
80	Keyence Corp.	35,477
550	KUKA AG	42,092
370	Lockheed Martin Corp.	76,705
3,200	Rolls-Royce Holdings PLC, ADR	32,656
565	Siemens AG, ADR	50,454
		474,822
Technology - 58.2%
3,000	3D Systems Corp. (a)	34,650
725	Adobe Systems, Inc. (a)	59,609
1,600	Aerovironment, Inc. (a)	32,064
500	ANSYS, Inc. (a)	44,070
370	Apple, Inc.	40,811
5,500	ARC Group Worldwide, Inc. (a)	9,900
8,000	Arcam AB (a)	140,742
2,700	Autodesk, Inc. (a)	119,178
1,850	Dassault Systemes, ADR	136,456
1,500	Fanuc Corp., ADR	38,475
1,200	FARO Technologies, Inc. (a)	42,000
80	Google, Inc., Class A (a)	51,070
4,100	Hewlett-Packard Co.	105,001
1,550	iRobot Corp. (a)	45,167
120,000	Kinpo Electronics (a)	38,266
15,700	Materialise NV, ADR (a)	120,733
3,100	Mensch und Maschine Software SE	24,940
1,550	Proto Labs, Inc. (a)	103,850
1,400	PTC, Inc. (a)	44,436
3,000	Renishaw PLC	91,491
6,000	SLM Solutions Group AG (a)	98,722
3,000	Stratasys, Ltd. (a)	79,470
14,400	voxeljet AG, ADR (a)	65,088
		1,566,189
Total Common Stock (Cost $3,300,812)	2,459,287
Money Market Fund - 7.1%
191,144	BlackRock Liquidity Funds T-Fund Portfolio, 0.01% (b) (Cost $191,144)	191,144
Total Investments - 98.5% (Cost $3,491,956)*	$2,650,431
Other Assets & Liabilities, Net – 1.5%	40,365
Net Assets – 100.0%	$2,690,796
ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Variable rate security. Rate presented is as of September 30, 2015.
* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:
Gross Unrealized Appreciation	$70,315
Gross Unrealized Depreciation	(911,840)
Net Unrealized Depreciation	$(841,525)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2015.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$2,459,287
Level 2 - Other Significant Observable Inputs	191,144
Level 3 - Significant Unobservable Inputs	-
Total	$2,650,431

The Level 1 value displayed in this table is Common Stock.  The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended September 30, 2015.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2: Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

 (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.
SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OUTLOOK FUNDS TRUST

By:	/s/ Alan M. Meckler
Alan M. Meckler, President; Principal Executive Officer
Date:	October 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Alan M. Meckler
Alan M. Meckler, President; Principal Executive Officer
Date:	October 30, 2015

By:	/s/ Karen Shaw
Karen Shaw, Treasurer; Principal Financial Officer
Date:	October 30, 2015